Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Reclamation and other surety bond cash collateral	$ 34,293	$ 34,293	$ 39,677
Surety bond
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	59,300	59,300
Hycroft Mine
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	58,300	58,300
Water Supply
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	$ 1,000	$ 1,000